Loans Receivable (Details) - Schedule of Breakdown of Loans Receivable by Customer - USD ($) $ in Thousands		Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans Receivable (Details) - Schedule of Breakdown of Loans Receivable by Customer [Line Items]
Total loan receivable		$ 11,298	$ 12,214	$ 22,255
Customer 139 [Member]
Loans Receivable (Details) - Schedule of Breakdown of Loans Receivable by Customer [Line Items]
Loan receivable		14,691	14,691
Customer 136 [Member]
Loans Receivable (Details) - Schedule of Breakdown of Loans Receivable by Customer [Line Items]
Loan receivable			12,457
Customer 125 [Member]
Loans Receivable (Details) - Schedule of Breakdown of Loans Receivable by Customer [Line Items]
Loan receivable		9,012	9,048
Customer 24096 [Member]
Loans Receivable (Details) - Schedule of Breakdown of Loans Receivable by Customer [Line Items]
Loan receivable		6,810	5,890
Other – Non-TTK Solution [Member]
Loans Receivable (Details) - Schedule of Breakdown of Loans Receivable by Customer [Line Items]
Other – Non-TTK Solution	[1]		3,178
Allowance for credit losses [Member]
Loans Receivable (Details) - Schedule of Breakdown of Loans Receivable by Customer [Line Items]
Allowance for credit losses	[2],[3]	$ (19,215)	$ (33,050)

[1]	The current portion of loan receivable is included within Note 3 — Supplemental Consolidated Balance Sheet Information, included elsewhere in the notes to the consolidated financial statements.
[2]	The Company established an allowance for credit losses of approximately $14.7 million related to Bud & Mary’s ongoing litigation. Approximately $4.5 million relates to Hannah.
[3]	The balance was written off at December 31, 2022 due to the cancellation of this TTK Solution project.